Insurance and reinsurance contracts (Tables)	12 Months Ended
Dec. 31, 2024
Insurance contracts
Schedule of analysis of portfolio of insurance and reinsurance (RI) contract assets and liabilities

	Excluding JVs and associates $m						Including JVs and associates $m
	Assets		Liabilities		Net liabilities (assets)		Assets		Liabilities		Net liabilities (assets)
	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI
	note (i)	note (i)	note (i)	note (i)	note (ii)		note (i)	note (i)	note (i)	note (i)	note (ii)
As at 31 Dec 2024
Best estimate liabilities (BEL)	4,566	2,624	127,942	423	123,376	(2,201)	4,799	2,783	148,867	461	144,068	(2,322)
Risk adjustment for non-financial risk (RA)	(791)	99	1,655	(44)	2,446	(143)	(803)	128	1,940	(47)	2,743	(175)
Contractual service margin (CSM)	(2,462)	667	17,968	157	20,430	(510)	(2,599)	645	19,862	144	22,461	(501)
Insurance contract balances notes C3.2 C3.3	1,313	3,390	147,565	536	146,252	(2,854)	1,397	3,556	170,669	558	169,272	(2,998)
Assets for insurance acquisition cash flows	32	–	1	–	(31)	–	32	–	1	–	(31)	–
Insurance and reinsurance contract (assets) liabilities	1,345	3,390	147,566	536	146,221	(2,854)	1,429	3,556	170,670	558	169,241	(2,998)

As at 31 Dec 2023
Best estimate liabilities (BEL)	3,952	1,175	120,115	1,182	116,163	7	3,998	1,315	139,673	1,222	135,675	(93)
Risk adjustment for non-financial risk (RA)	(631)	(84)	1,713	(21)	2,344	63	(630)	(67)	1,969	(24)	2,599	43
Contractual service margin (CSM)	(2,173)	1,335	18,011	(10)	20,184	(1,345)	(2,176)	1,321	20,176	(19)	22,352	(1,340)
Insurance contract balances notes C3.2 C3.3	1,148	2,426	139,839	1,151	138,691	(1,275)	1,192	2,569	161,818	1,179	160,626	(1,390)
Assets for insurance acquisition cash flows	32	–	1	–	(31)	–	32	–	1	–	(31)	–
Insurance and reinsurance contract (assets) liabilities	1,180	2,426	139,840	1,151	138,660	(1,275)	1,224	2,569	161,819	1,179	160,595	(1,390)

Notes

(i)

The Group’s investments in joint ventures and associates are accounted for using the equity method. The Group’s share of insurance and reinsurance contract liabilities and assets as shown above relate to the life business of Mainland China, India and Takaful business in Malaysia.

(ii)

At 31 December 2024 and 2023, the Group’s exposure to credit risk arising from insurance contracts issued is not material to the Group as premiums receivable from an individual party (policyholders and intermediaries) is not material to the Group.

Schedule of adjusted shareholders' equity

		Group’s share
	Excluding	related to	Including
	JVs and	JVs and	JVs and
	associates	associates	associates
	$m	$m	$m
As at 31 Dec 2024
Shareholders’ equity	15,080	2,412	17,492
CSM, net of reinsurance	19,920	2,040	21,960
Remove: CSM asset attaching to reinsurance contracts wholly attributable to policyholders	789	–	789
Remove: CSM, net of reinsurance, attributable to non-controlling interests note D2	(977)	–	(977)
Shareholders’ CSM, net of reinsurance	19,732	2,040	21,772
Less: Related tax adjustments	(2,134)	(470)	(2,604)
Adjusted total comprehensive equity	32,678	3,982	36,660

As at 31 Dec 2023
Shareholders’ equity	15,883	1,940	17,823
CSM, net of reinsurance	18,839	2,173	21,012
Remove: CSM asset attaching to reinsurance contracts wholly attributable to policyholders	1,367	–	1,367
Shareholders’ CSM, net of reinsurance	20,206	2,173	22,379
Less: Related tax adjustments	(2,347)	(509)	(2,856)
Adjusted total comprehensive equity	33,742	3,604	37,346

Schedule of analysis of movements in insurance and reinsurance contract balances by measurement component

	Excluding JVs and associates
	2024 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,952)	631	2,173	(1,148)	(1,175)	84	(1,335)	(2,426)
Opening liabilities	120,115	1,713	18,011	139,839	1,182	(21)	(10)	1,151
Net (assets) liabilities at 1 Jan	116,163	2,344	20,184	138,691	7	63	(1,345)	(1,275)
Changes that relate to future service
Changes in estimates that adjust the CSM	(178)	25	153	–	(475)	(216)	691	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	100	24	–	124	49	–	–	49
New contracts in the year	(2,709)	315	2,401	7	(10)	(5)	14	(1)
	(2,787)	364	2,554	131	(436)	(221)	705	48
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,286)	(2,286)	–	–	159	159
Release of risk adjustment to profit or loss	–	(257)	–	(257)	–	16	–	16
Experience adjustments	(153)	–	–	(153)	112	–	–	112
	(153)	(257)	(2,286)	(2,696)	112	16	159	287
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(34)	4	–	(30)	(33)	–	–	(33)
Insurance service result	(2,974)	111	268	(2,595)	(357)	(205)	864	302

Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(24)	49	270	295	(73)	(6)	(30)	(109)
Other net finance (income) expense	3,849	3	7	3,859	435	5	7	447
	3,825	52	277	4,154	362	(1)	(23)	338
Total amount recognised in income statement note (iv)	851	163	545	1,559	5	(206)	841	640
Effect of movements in exchange rates	(1,423)	(41)	(299)	(1,763)	15	–	(6)	9
Total amount recognised in comprehensive income	(572)	122	246	(204)	20	(206)	835	649

Cash flows
Premiums received net of ceding commissions paid	24,283	–	–	24,283	(2,837)	–	–	(2,837)
Insurance acquisition cash flows	(4,798)	–	–	(4,798)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(11,427)	–	–	(11,427)	612	–	–	612
Total cash flows	8,058	–	–	8,058	(2,225)	–	–	(2,225)
Other changes note (iii)	(273)	(20)	–	(293)	(3)	–	–	(3)
Closing assets	(4,566)	791	2,462	(1,313)	(2,624)	(99)	(667)	(3,390)
Closing liabilities	127,942	1,655	17,968	147,565	423	(44)	157	536
Net (assets) liabilities at 31 Dec	123,376	2,446	20,430	146,252	(2,201)	(143)	(510)	(2,854)

	Excluding JVs and associates
	2023 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,540)	505	1,929	(1,106)	(508)	39	(1,387)	(1,856)
Opening liabilities	107,582	1,418	17,239	126,239	1,162	(44)	57	1,175
Net (assets) liabilities at 1 Jan	104,042	1,923	19,168	125,133	654	(5)	(1,330)	(681)
Changes that relate to future service
Changes in estimates that adjust the CSM	(1,181)	343	838	–	57	43	(100)	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	196	(6)	–	190	(98)	–	–	(98)
New contracts in the year	(2,461)	295	2,173	7	75	(5)	(70)	—
	(3,446)	632	3,011	197	34	38	(170)	(98)
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,193)	(2,193)	–	–	203	203
Release of risk adjustment to profit or loss	–	(228)	–	(228)	–	24	—	24
Experience adjustments	(176)	–	–	(176)	45	–	–	45
	(176)	(228)	(2,193)	(2,597)	45	24	203	272
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	144	(2)	–	142	(3)	–	–	(3)
Insurance service result	(3,478)	402	818	(2,258)	76	62	33	171

Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(43)	47	229	233	6	(2)	(49)	(45)
Other net finance (income) expense	8,650	(32)	(12)	8,606	(156)	10	–	(146)
	8,607	15	217	8,839	(150)	8	(49)	(191)
Total amount recognised in income statement	5,129	417	1,035	6,581	(74)	70	(16)	(20)
Effect of movements in exchange rates	225	4	(19)	210	1	(2)	1	–
Total amount recognised in comprehensive income	5,354	421	1,016	6,791	(73)	68	(15)	(20)

Cash flows
Premiums received net of ceding commissions paid	22,294	–	–	22,294	(1,032)	–	–	(1,032)
Insurance acquisition cash flows	(4,270)	–	–	(4,270)	–	–	–	—
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(11,082)	–	–	(11,082)	458	–	–	458
Total cash flows	6,942	–	–	6,942	(574)	–	–	(574)

Other changes note (iii)	(175)	–	–	(175)	–	–	–	–

Closing assets	(3,952)	631	2,173	(1,148)	(1,175)	84	(1,335)	(2,426)
Closing liabilities	120,115	1,713	18,011	139,839	1,182	(21)	(10)	1,151
Net (assets) liabilities at 31 Dec	116,163	2,344	20,184	138,691	7	63	(1,345)	(1,275)

Notes

(i)	Accretion of interest includes interest on policy loans.
(ii)	Including investment component.
(iii)

Other changes include movements in insurance contract liabilities arising from adjustments to remove the incurred non-cash expenses (such as depreciation and amortisation) from insurance contract asset and liability balances as well as the net insurance and reinsurance liabilities at 31 December 2024 of businesses classified as held for sale. Comparative results are as published and include the results of these businesses.

(iv)

The Group does not utilise the risk mitigation option in its IFRS 17 VFA liability accounting except in connection with a short-term premium prepayment option available on certain participating products in Hong Kong effective from 1 January 2024, which has had a minor effect on the income statement.

Schedule of CSM transition approach

	Insurance contracts (excluding JVs and associates)
	2024 $m				2023 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	829	3,674	15,681	20,184	822	3,635	14,711	19,168
Changes that relate to future service
Changes in estimates that adjust the CSM	(11)	162	2	153	143	462	233	838
New contracts in the year	–	–	2,401	2,401	–	–	2,173	2,173
	(11)	162	2,403	2,554	143	462	2,406	3,011
Changes that relate to current service
Release of CSM to profit or loss	(114)	(418)	(1,754)	(2,286)	(135)	(434)	(1,624)	(2,193)
	(125)	(256)	649	268	8	28	782	818
Net finance (income) expenses from insurance contracts	35	(60)	302	277	24	3	190	217
Effect of movements in exchange rates	8	(87)	(220)	(299)	(25)	8	(2)	(19)
Balance at 31 Dec	747	3,271	16,412	20,430	829	3,674	15,681	20,184

*

Other contracts represent groups of insurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

	Reinsurance contracts (excluding JVs and associates)
	2024 $m				2023 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	–	(45)	(1,300)	(1,345)	–	(34)	(1,296)	(1,330)
Changes that relate to future service
Changes in estimates that adjust the CSM	–	13	678	691	–	(19)	(81)	(100)
New contracts in the year	–	–	14	14	–	–	(70)	(70)
	–	13	692	705	–	(19)	(151)	(170)
Changes that relate to current service
Release of CSM to profit or loss	–	5	154	159	–	8	195	203
	–	18	846	864	–	(11)	44	33
Net finance (income) expenses from reinsurance contracts	–	(1)	(22)	(23)	–	(1)	(48)	(49)
Effect of movements in exchange rates	–	1	(7)	(6)	–	1	–	1
Balance at 31 Dec	–	(27)	(483)	(510)	–	(45)	(1,300)	(1,345)

*

Other contracts represent groups of reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

Schedule of movements in insurance and reinsurance contract balances by remaining coverage and incurred claims

	Excluding JVs and associates
	2024 $m
	Insurance				Reinsurance
	Liabilities for remaining				Liabilities for remaining
	coverage				coverage
	Excluding		Liabilities		Excluding	Loss-	Liabilities
	loss	Loss	for incurred		loss-	recovery	for incurred
	component	component	claims	Total	recovery	component	claims	Total
		note (i)			component	note (i)
Opening assets	(1,285)	20	117	(1,148)	(2,023)	(119)	(284)	(2,426)
Opening liabilities	137,019	805	2,015	139,839	1,200	(15)	(34)	1,151
Net (assets) liabilities at 1 Jan	135,734	825	2,132	138,691	(823)	(134)	(318)	(1,275)

Insurance revenue
Contracts measured under the modified retrospective approach	(415)	–	–	(415)
Contracts measured under the fair value approach	(1,176)	–	–	(1,176)
Other contracts note (ii)	(8,767)	–	–	(8,767)
	(10,358)	–	–	(10,358)
Insurance service expense	–	–	–	–
Incurred claims and other directly attributable expenses	–	(46)	4,551	4,505
Amortisation of insurance acquisition cash flows	3,157	–	–	3,157
Losses or reversal of losses on onerous contracts	–	131	–	131
Adjustments to liability for incurred claims	–	–	(30)	(30)
	3,157	85	4,521	7,763
Net (income) expense from reinsurance contracts held	–	–	–	–	832	48	(578)	302
Insurance service result	(7,201)	85	4,521	(2,595)	832	48	(578)	302

Investment components and premium refunds	(7,008)	–	7,008	–	240	–	(240)	–
Net finance (income) expenses from insurance and reinsurance contracts	4,007	47	100	4,154	338	–	–	338
Total amount recognised in income statement note (v)	(10,202)	132	11,629	1,559	1,410	48	(818)	640
Effect of movement in exchange rates	(1,695)	(18)	(50)	(1,763)	12	1	(4)	9
Total amount recognised in comprehensive income	(11,897)	114	11,579	(204)	1,422	49	(822)	649

Cash flows
Premiums received net of ceding commissions paid	24,283	–	–	24,283	(2,837)	–	–	(2,837)
Insurance acquisition cash flows	(4,798)	–	–	(4,798)	-	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (iii)	–	–	(11,427)	(11,427)	-	–	612	612
Total cash flows	19,485	–	(11,427)	8,058	(2,837)	–	612	(2,225)

Other changes note (iv)	(241)	(20)	(32)	(293)	(4)	–	1	(3)

Closing assets	(1,480)	38	129	(1,313)	(2,783)	(66)	(541)	(3,390)
Closing liabilities	144,561	881	2,123	147,565	542	(20)	14	536
Net (assets) liabilities at 31 Dec	143,081	919	2,252	146,252	(2,241)	(86)	(527)	(2,854)

	Excluding JVs and associates
	2023 $m
	Insurance				Reinsurance
	Liabilities for remaining				Liabilities for remaining
	coverage				coverage
	Excluding		Liabilities		Excluding	Loss-	Liabilities
	loss	Loss	for incurred		loss-	recovery	for incurred
	component	component	claims	Total	recovery	component	claims	Total
		note (i)			component	note (i)
Opening assets	(1,200)	14	80	(1,106)	(1,460)	(29)	(367)	(1,856)
Opening liabilities	123,855	622	1,762	126,239	1,220	(6)	(39)	1,175
Net (assets) liabilities at 1 Jan	122,655	636	1,842	125,133	(240)	(35)	(406)	(681)

Insurance revenue
Contracts measured under the modified retrospective approach	(247)	–	–	(247)
Contracts measured under the fair value approach	(733)	–	–	(733)
Other contracts note (ii)	(8,391)	–	–	(8,391)
	(9,371)	–	–	(9,371)
Insurance service expense
Incurred claims and other directly attributable expenses	–	(42)	4,071	4,029
Amortisation of insurance acquisition cash flows	2,745	–	–	2,745
Losses or reversal of losses on onerous contracts	–	197	–	197
Adjustments to liability for incurred claims	–	–	142	142
	2,745	155	4,213	7,113
Net (income) expense from reinsurance contracts held					640	(98)	(371)	171
Insurance service result	(6,626)	155	4,213	(2,258)	640	(98)	(371)	171

Investment components and premium refunds	(7,095)	–	7,095	–	(1)	–	1	–
Net finance (income) expenses from insurance and reinsurance contracts	8,792	15	32	8,839	(191)	–	–	(191)
Total amount recognised in income statement	(4,929)	170	11,340	6,581	448	(98)	(370)	(20)
Effect of movement in exchange rates	220	(4)	(6)	210	(1)	–	1	–
Total amount recognised in comprehensive income	(4,709)	166	11,334	6,791	447	(98)	(369)	(20)

Cash flows
Premiums received net of ceding commissions paid	22,294	–	–	22,294	(1,032)	–	–	(1,032)
Insurance acquisition cash flows	(4,270)	–	–	(4,270)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (iii)	–	–	(11,082)	(11,082)	–	–	458	458
Total cash flows	18,024	–	(11,082)	6,942	(1,032)	–	458	(574)

Other changes note (iv)	(236)	23	38	(175)	2	(1)	(1)	–

Closing assets	(1,285)	20	117	(1,148)	(2,023)	(119)	(284)	(2,426)
Closing liabilities	137,019	805	2,015	139,839	1,200	(15)	(34)	1,151
Net (assets) liabilities at 31 Dec	135,734	825	2,132	138,691	(823)	(134)	(318)	(1,275)

Notes

(i)

The Group establishes a loss component of the liability for remaining coverage for onerous groups of insurance contracts. The loss component determines the amounts of fulfilment cash flows that are subsequently presented in profit or loss as reversals of losses on onerous contracts and are excluded from insurance revenue when they occur.

(ii)

Other contracts represent groups of insurance and reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

(iii)	Including investment component.

(iv)

Other changes include adjustments to remove the incurred non-cash expenses (such as depreciation and amortisation) from insurance contract asset and liability balances as well as the net insurance and reinsurance liabilities at 31 December 2024 of businesses classified as held for sale. Comparative results are as published and include the results of these businesses.

(v)

The Group does not utilise the risk mitigation option in its IFRS 17 VFA liability accounting except in connection with a short-term premium prepayment option available on certain participating products in Hong Kong effective from 1 January 2024, which has had a minor effect on the income statement.

Schedule of effect of insurance and reinsurance contracts initially recognised

(i)   Insurance contracts

	Excluding JVs and associates
	2024 $m			2023 $m
	Profitable	Onerous		Profitable	Onerous
	contracts	contracts		contracts	contracts
	issued	issued	Total	issued	issued	Total
Estimate of present value of expected future cash outflows:
Insurance acquisition cash flows	4,493	95	4,588	4,365	101	4,466
Claims and other directly attributable expenses	19,655	592	20,247	17,125	348	17,473
	24,148	687	24,835	21,490	449	21,939
Estimate of present value of expected future cash inflows	(26,861)	(683)	(27,544)	(23,916)	(484)	(24,400)
Risk adjustment for non-financial risk	312	3	315	253	42	295
CSM	2,401	–	2,401	2,173	–	2,173
Loss recognised on initial recognition	–	7	7	–	7	7

(ii)   Reinsurance contracts

	Excluding JVs and associates
	2024 $m			2023 $m
	Contracts	Contracts		Contracts	Contracts
	initiated without	initiated with		initiated without	initiated with
	loss-recovery	loss-recovery		loss-recovery	loss-recovery
	component	component	Total	component	component	Total
Estimate of present value of expected future cash outflows	2,329	–	2,329	1,022	(1)	1,021
Estimate of present value of expected future cash inflows	(2,338)	(1)	(2,339)	(946)	–	(946)
Risk adjustment for non-financial risk	(5)	–	(5)	(5)	–	(5)
CSM	14	–	14	(71)	1	(70)
Profit recognised on initial recognition	–	(1)	(1)	–	–	–

Schedule of additional analysis of insurance and reinsurance contract balances by segment

	Insurance $m				Reinsurance $m
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
As at 31 Dec 2024
Mainland China	14,033	168	1,484	15,685	3	(3)	(22)	(22)
Hong Kong	63,056	698	8,840	72,594	(1,220)	(84)	(738)	(2,042)
Indonesia	1,839	189	622	2,650	11	(8)	12	15
Malaysia	7,032	418	2,135	9,585	15	(12)	14	17
Singapore	34,235	815	5,160	40,210	(1,169)	(15)	267	(917)
Growth markets and other	23,873	455	4,220	28,548	38	(53)	(34)	(49)
Total insurance segments	144,068	2,743	22,461	169,272	(2,322)	(175)	(501)	(2,998)

As at 31 Dec 2023
Mainland China	13,029	152	1,652	14,833	4	(3)	(22)	(21)
Hong Kong	60,761	776	8,536	70,073	(44)	84	(1,429)	(1,389)
Indonesia	2,197	206	739	3,142	22	(7)	(6)	9
Malaysia	5,910	357	2,127	8,394	26	(7)	6	25
Singapore	31,770	687	4,962	37,419	(146)	3	149	6
Growth markets and other	22,008	421	4,336	26,765	45	(27)	(38)	(20)
Total insurance segments	135,675	2,599	22,352	160,626	(93)	43	(1,340)	(1,390)

Summarised movement analysis of insurance and reinsurance contract balances by segment

	Insurance $m
						Growth	Total
	Mainland					markets and	insurance
	China	Hong Kong	Indonesia	Malaysia	Singapore	other	segments
Net (assets) liabilities at 1 Jan 2023	12,837	62,686	3,277	8,027	33,903	23,473	144,203
Insurance service result	(98)	(755)	(146)	(254)	(598)	(573)	(2,424)
Net finance (income) expenses from insurance contracts
Accretion of interest on GMM contracts	227	(1)	43	100	6	142	517
Other net finance expense	692	3,646	145	498	2,657	2,709	10,347
	919	3,645	188	598	2,663	2,851	10,864
Total amount recognised in income statement	821	2,890	42	344	2,065	2,278	8,440

Effect of movements in exchange rates	(259)	(11)	46	(336)	621	(175)	(114)
Total amount recognised in comprehensive income	562	2,879	88	8	2,686	2,103	8,326
Total cash flows	1,434	4,509	(186)	364	884	1,273	8,278
Other changes	–	(1)	(37)	(5)	(54)	(84)	(181)
Net (assets) liabilities at 31 Dec 2023 / 1 Jan 2024	14,833	70,073	3,142	8,394	37,419	26,765	160,626
Insurance service result	(104)	(971)	(213)	(290)	(683)	(525)	(2,786)
Net finance (income) expenses from insurance contracts
Accretion of interest on GMM contracts	286	2	48	94	7	212	649
Other net finance (income) expense	811	(1,792)	54	857	3,672	1,800	5,402
	1,097	(1,790)	102	951	3,679	2,012	6,051
Total amount recognised in income statement	993	(2,761)	(111)	661	2,996	1,487	3,265
Effect of movements in exchange rates	(439)	376	(134)	252	(1,321)	(1,129)	(2,395)
Total amount recognised in comprehensive income	554	(2,385)	(245)	913	1,675	358	870
Total cash flows	298	4,907	(245)	279	1,170	1,661	8,070
Other changes	–	(1)	(2)	(1)	(54)	(236)	(294)
Net (assets) liabilities at 31 Dec 2024	15,685	72,594	2,650	9,585	40,210	28,548	169,272

	Reinsurance $m
						Growth	Total
	Mainland					markets and	insurance
	China	Hong Kong	Indonesia	Malaysia	Singapore	other	segments
Net (assets) liabilities at 1 Jan 2023	(22)	(923)	5	22	178	(60)	(800)
Insurance service result	8	135	2	9	17	18	189
Net finance (income) expenses from reinsurance contracts
Accretion of interest on GMM contracts	(1)	(38)	–	1	(8)	(7)	(53)
Other net finance (income) expense	–	(154)	(6)	–	1	13	(146)
	(1)	(192)	(6)	1	(7)	6	(199)
Total amount recognised in income statement	7	(57)	(4)	10	10	24	(10)

Effect of movements in exchange rates	3	(2)	(1)	(1)	(1)	5	3
Total amount recognised in comprehensive income	10	(59)	(5)	9	9	29	(7)
Total cash flows	(9)	(407)	9	(6)	(181)	11	(583)
Other changes	–	–	–	–	–	–	–
Net (assets) liabilities at 31 Dec 2023 / 1 Jan 2024	(21)	(1,389)	9	25	6	(20)	(1,390)
Insurance service result	5	279	8	12	(11)	13	306
Net finance (income) expenses from reinsurance contracts
Accretion of interest on GMM contracts	(1)	(79)	–	1	(32)	(5)	(116)
Other net finance (income) expense	1	472	(1)	–	(23)	(6)	443
	–	393	(1)	1	(55)	(11)	327
Total amount recognised in income statement	5	672	7	13	(66)	2	633
Effect of movements in exchange rates	2	(11)	(1)	1	18	1	10
Total amount recognised in comprehensive income	7	661	6	14	(48)	3	643
Total cash flows	(8)	(1,314)	–	(22)	(875)	(29)	(2,248)
Other changes	–	–	–	–	–	(3)	(3)
Net (assets) liabilities at 31 Dec 2024	(22)	(2,042)	15	17	(917)	(49)	(2,998)

Schedule of Insurance contract liabilities - expected recognition of the CSM
(i)	Insurance contracts – expected recognition of the CSM

	31 Dec 2024 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	2,092	214	2,306
After 1 year to 2 years	1,863	181	2,044
After 2 years to 3 years	1,666	156	1,822
After 3 years to 4 years	1,495	136	1,631
After 4 years to 5 years	1,323	119	1,442
After 5 years to 10 years	4,653	436	5,089
After 10 years to 15 years	2,988	278	3,266
After 15 years to 20 years	1,777	187	1,964
After 20 years	2,573	324	2,897
Total insurance CSM	20,430	2,031	22,461

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	2,041	226	2,267
After 1 year to 2 years	1,780	190	1,970
After 2 years to 3 years	1,586	165	1,751
After 3 years to 4 years	1,412	146	1,558
After 4 years to 5 years	1,283	127	1,410
After 5 years to 10 years	4,604	474	5,078
After 10 years to 15 years	2,924	293	3,217
After 15 years to 20 years	1,781	195	1,976
After 20 years	2,773	352	3,125
Total insurance CSM	20,184	2,168	22,352

(ii)	Reinsurance contracts – expected recognition of the CSM

	31 Dec 2024 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	(55)	(4)	(59)
After 1 year to 2 years	(48)	2	(46)
After 2 years to 3 years	(45)	2	(43)
After 3 years to 4 years	(40)	2	(38)
After 4 years to 5 years	(37)	1	(36)
After 5 years to 10 years	(125)	5	(120)
After 10 years to 15 years	(64)	2	(62)
After 15 years to 20 years	(36)	1	(35)
After 20 years	(60)	(2)	(62)
Total reinsurance CSM	(510)	9	(501)

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	(177)	(2)	(179)
After 1 year to 2 years	(132)	–	(132)
After 2 years to 3 years	(103)	1	(102)
After 3 years to 4 years	(85)	1	(84)
After 4 years to 5 years	(74)	1	(73)
After 5 years to 10 years	(268)	3	(265)
After 10 years to 15 years	(173)	2	(171)
After 15 years to 20 years	(113)	–	(113)
After 20 years	(220)	(1)	(221)
Total reinsurance CSM	(1,345)	5	(1,340)

Schedule of insurance contract liabilities - expected recognition of BEL

(i)Insurance contract liabilities – expected cash flows (discounted)

	31 Dec 2024 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	(2,317)	(178)	(2,495)
After 1 year to 2 years	(910)	439	(471)
After 2 years to 3 years	1,140	943	2,083
After 3 years to 4 years	3,351	683	4,034
After 4 years to 5 years	4,707	772	5,479
After 5 years to 10 years	22,466	2,734	25,200
After 10 years to 15 years	21,715	2,686	24,401
After 15 years to 20 years	18,396	2,159	20,555
After 20 years*	59,394	10,687	70,081
Total expected future cash flows from insurance contract liabilities	127,942	20,925	148,867

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	2,256	(477)	1,779
After 1 year to 2 years	2,262	94	2,356
After 2 years to 3 years	4,269	516	4,785
After 3 years to 4 years	5,272	973	6,245
After 4 years to 5 years	4,436	828	5,264
After 5 years to 10 years	18,726	3,076	21,802
After 10 years to 15 years	16,374	2,703	19,077
After 15 years to 20 years	14,560	2,016	16,576
After 20 years*	51,960	9,829	61,789
Total expected future cash flows from insurance contract liabilities	120,115	19,558	139,673

*Including items that have no stated maturity.

(ii)	Reinsurance contract liabilities – expected cash flows (discounted)

	31 Dec 2024 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	136	11	147
After 1 year to 2 years	68	(1)	67
After 2 years to 3 years	30	(1)	29
After 3 years to 4 years	4	(1)	3
After 4 years to 5 years	4	(1)	3
After 5 years to 10 years	20	(1)	19
After 10 years to 15 years	8	1	9
After 15 years to 20 years	(6)	3	(3)
After 20 years	159	28	187
Total expected future cash flows from reinsurance contract liabilities	423	38	461

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	820	15	835
After 1 year to 2 years	58	–	58
After 2 years to 3 years	54	–	54
After 3 years to 4 years	26	–	26
After 4 years to 5 years	4	–	4
After 5 years to 10 years	(3)	1	(2)
After 10 years to 15 years	4	2	6
After 15 years to 20 years	5	3	8
After 20 years	214	19	233
Total expected future cash flows from reinsurance contract liabilities	1,182	40	1,222

Including JVs and associates
Insurance contracts
Schedule of analysis of movements in insurance and reinsurance contract balances by measurement component

	Including JVs and associates
	2024 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,998)	630	2,176	(1,192)	(1,315)	67	(1,321)	(2,569)
Opening liabilities	139,673	1,969	20,176	161,818	1,222	(24)	(19)	1,179
Net (assets) liabilities at 1 Jan	135,675	2,599	22,352	160,626	(93)	43	(1,340)	(1,390)
Changes that relate to future service
Changes in estimates that adjust the CSM	(57)	31	26	–	(473)	(225)	698	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	128	29	–	157	43	–	–	43
New contracts in the year	(2,894)	349	2,585	40	(4)	(8)	11	(1)
	(2,823)	409	2,611	197	(434)	(233)	709	42
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,511)	(2,511)	–	–	159	159
Release of risk adjustment to profit or loss	–	(287)	–	(287)	–	19	–	19
Experience adjustments	(114)	–	–	(114)	116	–	–	116
	(114)	(287)	(2,511)	(2,912)	116	19	159	294
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(73)	2	–	(71)	(30)	–	–	(30)
Insurance service result	(3,010)	124	100	(2,786)	(348)	(214)	868	306

Net finance (income) expense
Accretion of interest on GMM contracts note (i)	243	56	350	649	(80)	(7)	(29)	(116)
Other net finance (income) expense	5,367	28	7	5,402	432	3	8	443
	5,610	84	357	6,051	352	(4)	(21)	327
Total amount recognised in income statement note (iv)	2,600	208	457	3,265	4	(218)	847	633
Effect of movements in exchange rates	(2,003)	(44)	(348)	(2,395)	18	–	(8)	10
Total amount recognised in comprehensive income	597	164	109	870	22	(218)	839	643

Cash flows
Premiums received net of ceding commissions paid	27,990	–	–	27,990	(2,931)	–	–	(2,931)
Insurance acquisition cash flows	(5,226)	–	–	(5,226)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(14,694)	–	–	(14,694)	683	–	–	683
Total cash flows	8,070	–	–	8,070	(2,248)	–	–	(2,248)

Other changes note (iii)	(274)	(20)	–	(294)	(3)	–	–	(3)

Closing assets	(4,799)	803	2,599	(1,397)	(2,783)	(128)	(645)	(3,556)
Closing liabilities	148,867	1,940	19,862	170,669	461	(47)	144	558
Net (assets) liabilities at 31 Dec	144,068	2,743	22,461	169,272	(2,322)	(175)	(501)	(2,998)

	Including JVs and associates
	2023 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,562)	502	1,921	(1,139)	(652)	21	(1,369)	(2,000)
Opening liabilities	124,297	1,662	19,383	145,342	1,193	(47)	54	1,200
Net (assets) liabilities at 1 Jan	120,735	2,164	21,304	144,203	541	(26)	(1,315)	(800)
Changes that relate to future service
Changes in estimates that adjust the CSM	(1,142)	341	801	–	62	43	(105)	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	224	(8)	–	216	(93)	–	–	(93)
New contracts in the year	(2,687)	317	2,429	59	86	(6)	(81)	(1)
	(3,605)	650	3,230	275	55	37	(186)	(94)
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,414)	(2,414)	–	–	206	206
Release of risk adjustment to profit or loss	–	(242)	–	(242)	–	27	–	27
Experience adjustments	(170)	–	–	(170)	50	–	–	50
	(170)	(242)	(2,414)	(2,826)	50	27	206	283
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	130	(3)	–	127	–	–	–	–
Insurance service result	(3,645)	405	816	(2,424)	105	64	20	189

Net finance (income) expense
Accretion of interest on GMM contracts note(i)	158	52	307	517	(3)	(3)	(47)	(53)
Other net finance (income) expense	10,379	(20)	(12)	10,347	(155)	9	–	(146)
	10,537	32	295	10,864	(158)	6	(47)	(199)
Total amount recognised in income statement	6,892	437	1,111	8,440	(53)	70	(27)	(10)
Effect of movements in exchange rates	(49)	(2)	(63)	(114)	2	(1)	2	3
Total amount recognised in comprehensive income	6,843	435	1,048	8,326	(51)	69	(25)	(7)

Cash flows
Premiums received net of ceding commissions paid	26,224	–	–	26,224	(1,137)	–	–	(1,137)
Insurance acquisition cash flows	(4,802)	–	–	(4,802)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(13,144)	–	–	(13,144)	554	–	–	554
Total cash flows	8,278	–	–	8,278	(583)	–	–	(583)

Other changes note(iii)	(181)	–	–	(181)	–	–	–	–

Closing assets	(3,998)	630	2,176	(1,192)	(1,315)	67	(1,321)	(2,569)
Closing liabilities	139,673	1,969	20,176	161,818	1,222	(24)	(19)	1,179
Net (assets) liabilities at 31 Dec	135,675	2,599	22,352	160,626	(93)	43	(1,340)	(1,390)

Notes

(i)	Accretion of interest includes interest on policy loans.
(ii)	Including investment component.
(iii)

Other changes include movements in insurance contract liabilities arising from adjustments to remove the incurred non-cash expenses (such as depreciation and amortisation) from insurance contract asset and liability balances as well as the net insurance and reinsurance liabilities at 31 December 2024 of businesses classified as held for sale. Comparative results are as published and include the results of this business.

(iv)

The Group does not utilise the risk mitigation option in its IFRS 17 VFA liability accounting except in connection with a short-term premium prepayment option available on certain participating products in Hong Kong effective from 1 January 2024, which has had a minor effect on the income statement.

Schedule of CSM transition approach

	Insurance contracts (including JVs and associates)
	2024 $m				2023 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	1,922	4,143	16,287	22,352	2,033	4,102	15,169	21,304
Changes that relate to future service
Changes in estimates that adjust the CSM	(81)	131	(24)	26	117	496	188	801
New contracts in the year	–	–	2,585	2,585	–	–	2,429	2,429
	(81)	131	2,561	2,611	117	496	2,617	3,230
Changes that relate to current service
Release of CSM to profit or loss	(209)	(442)	(1,860)	(2,511)	(247)	(458)	(1,709)	(2,414)
	(290)	(311)	701	100	(130)	38	908	816
Net finance (income) expenses from insurance contracts	73	(53)	337	357	66	9	220	295
Effect of movements in exchange rates	(22)	(89)	(237)	(348)	(47)	(6)	(10)	(63)
Balance at 31 Dec	1,683	3,690	17,088	22,461	1,922	4,143	16,287	22,352

*

Other contracts represent groups of insurance contracts measured under the full retrospective approach at the transition date, 1 January 2022, and groups of contracts recognised on or after the transition date.

The majority of the CSM on transition on insurance contracts under MRA arises from the Mainland China joint venture, while the majority of the CSM on transition under FVA arises from the Hong Kong and Singapore businesses.

The transition approach adopted by the Group’s main business segments for the different cohorts of their insurance contracts is summarised in the table below. The overlap between approaches reflects the fact that the approaches used vary by insurance contract portfolio and year of issue (cohort).

	FRA	MRA	FVA
	Cohort	Cohort	Cohort
Mainland China	n/a	2016 – 2021	Pre-2016
Hong Kong	2010 – 2021	n/a	Pre-2010
Singapore	2009 – 2021	n/a	Pre-2009
Pre-1999
(Unit-linked)
Pre-2009
	2010 – 2021		(Non-
	(Unit-linked)		participating)
	2010-2021	2000 – 2009	Pre-2021
Malaysia	(Non-participating)	(Unit-linked)	(Other)
Indonesia note(i)	2010 – 2021	2007 – 2009	Pre-2007
Growth markets and other	See note (ii)	See note (ii)	See note (ii)

Notes

(i)	The cohorts shown are in respect of Indonesia’s unit-linked portfolios.
(ii)	CSM on transition for Growth markets primarily arises from Vietnam, Taiwan and the Philippines. Vietnam has applied the FRA for cohorts from 2013 – 2021 (all businesses), MRA for cohorts from 2008 – 2012 (Participating only) and FVA for cohorts prior to 2008 (Participating) and prior to 2013 (Non - participating). Taiwan and the Philippines have applied the FRA for cohorts from 2010 – 2021 and FVA for all cohorts prior to 2010.

	Reinsurance contracts (including JVs and associates)
	2024 $m				2023 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	–	(63)	(1,277)	(1,340)	–	(55)	(1,260)	(1,315)
Changes that relate to future service
Changes in estimates that adjust the CSM	–	8	690	698	–	(17)	(88)	(105)
New contracts in the year	–	–	11	11	–	—	(81)	(81)
	–	8	701	709	–	(17)	(169)	(186)
Changes that relate to current service
Release of CSM to profit or loss	–	7	152	159	–	10	196	206
	–	15	853	868	–	(7)	27	20
Net finance (income) expenses from reinsurance contracts	–	(2)	(19)	(21)	–	(2)	(45)	(47)
Effect of movements in exchange rates	–	1	(9)	(8)	–	1	1	2
Balance at 31 Dec	–	(49)	(452)	(501)	–	(63)	(1,277)	(1,340)

*.

Other contracts represent groups of reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022, and groups of contracts recognised on or after the transition date.

The CSM on transition on reinsurance contracts held primarily arises from the Hong Kong segment, which has predominantly applied the FRA to transition reinsurance cohorts from 2010 – 2021 and the FVA for reinsurance cohorts prior to 2010.